Research, Development and Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Research, Development and Engineering
RD&E expense	$ 5,379	$ 5,590	[1]	$ 5,726	[1]
Scientific research, application of scientific advances, services and application	5,027	5,170		5,394
Software-related expenses	3,050	3,145		3,441
Product-related engineering expenses	$ 352	$ 420		$ 332

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.